SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis Of Preparation

Basis of Presentation

The consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America (“GAAP”). The consolidated financial statements include the financial statements of the Company and its subsidiaries. All significant inter-company transactions and balances have been eliminated in consolidation.

As of December 31, 2021, the details of the consolidating subsidiaries are as follows:

Name of Company	Place of incorporation	Attributable equity interest %
Utour Pte Ltd	Singapore	100%

WeTrade Information Technology Limited (“WITL”)	Hong Kong	100%

Yueshang Information Technology (Beijing) Co., Ltd. (“YITB”)	P.R.C.	100%
Yueshang Group Network (Hunan) Co., Limited (“Yueshang Hunan”)	P.R.C	100%
Yueshang Technology Group (Hainan Special Economic Zone) Co. Limited (“Yueshang Hainan”)	P.R.C	100%
Tibet XiaoShang Technology Co Limited (“Tibet Xiaoshang”)	P.R.C	100%

Use Of Estimate

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Management believes that the estimates used in preparing the financial statements are reasonable and prudent; however, actual results could differ from these estimates. Significant estimates include the allowance for doubtful accounts, useful lives of intangible asset, valuation of deferred tax assets, and certain accrued liabilities such as contingent liabilities.

Fair Value

The Company follows guidance for accounting for fair value measurements of financial assets and financial liabilities and for fair value measurements of nonfinancial items that are recognized or disclosed at fair value in the financial statements on a recurring basis. Additionally, the Company adopted guidance for fair value measurement related to nonfinancial items that are recognized and disclosed at fair value in the financial statements on a nonrecurring basis. The guidance establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value.

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to measurements involving significant unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date.

Level 2 inputs are inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.

Level 3 inputs are unobservable inputs for the asset or liability. The carrying amounts of financial assets such as cash approximate their fair values because of the short maturity of these instruments.

Concentrations of Credit Risk, Significant Customers

The Company’s financial instruments that are exposed to concentrations of credit risk consist primarily of accounts receivable. The Company does not require collateral for accounts receivables. The Company maintains an allowance for its doubtful accounts receivable due to estimated credit losses. The Company records the allowance against bad debt expense through the consolidated statements of operations, included in general and administrative expense, up to the amount of revenues recognized to date. Receivables are written off and charged against the recorded allowance when the Company has exhausted collection efforts without success. As of December 31, 2021 and 2020, account receivables from third parties are amounted to $5,627,463 (2020: $2,609,520) and account receivables from related parties are amounted to $3,603,402 (2020: $nil).

As of December 31, 2021, the total account receivables from two main customers are amounted to $9,230,865, which consists of amount due from third party customer of $5,627,463 and amount due from related party customer of $3,603,402.

Revenue Recognition

The Company follows the guidance of Accounting Standards Codification (ASC) 606, Revenue from Contracts. ASC 606 creates a five-step model that requires entities to exercise judgment when considering the terms of contracts, which includes (1) identifying the contracts or agreements with a customer, (2) identifying our performance obligations in the contract or agreement, (3) determining the transaction price, (4) allocating the transaction price to the separate performance obligations, and (5) recognizing revenue as each performance obligation is satisfied. The Company only applies the five-step model to contracts when it is probable that the Company will collect the consideration it is entitled to in exchange for the services it transfers to its clients.

Fair Value

The Company follows guidance for accounting for fair value measurements of financial assets and financial liabilities and for fair value measurements of nonfinancial items that are recognized or disclosed at fair value in the financial statements on a recurring basis. Additionally, the Company adopted guidance for fair value measurement related to nonfinancial items that are recognized and disclosed at fair value in the financial statements on a nonrecurring basis. The guidance establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value.

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to measurements involving significant unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date.

Level 2 inputs are inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.

Level 3 inputs are unobservable inputs for the asset or liability. The carrying amounts of financial assets such as cash approximate their fair values because of the short maturity of these instruments.

Revenue Recognition

The Company follows the guidance of Accounting Standards Codification (ASC) 606, Revenue from Contracts. ASC 606 creates a five-step model that requires entities to exercise judgment when considering the terms of contracts, which includes (1) identifying the contracts or agreements with a customer, (2) identifying our performance obligations in the contract or agreement, (3) determining the transaction price, (4) allocating the transaction price to the separate performance obligations, and (5) recognizing revenue as each performance obligation is satisfied. The Company only applies the five-step model to contracts when it is probable that the Company will collect the consideration it is entitled to in exchange for the services it transfers to its clients.

Cash Equivalents

The Company considers all highly liquid debt instruments purchased with a maturity period of three months or less to be cash or cash equivalents. The carrying amounts reported in the accompanying unaudited condensed consolidated balance sheets for cash and cash equivalents approximate their fair value. All of the Company’s cash that is held in bank accounts in Singapore and PRC is not protected by Federal Deposit Insurance Corporation (“FDIC”) insurance or any other similar insurance in the PRC, or Singapore.

Foreign Currency

The Company’s principal country of operations is the PRC. The accompanying consolidated financial statements are presented in US$. The functional currency of the Company is US$, and the functional currency of the Company’s subsidiaries is RMB. The consolidated financial statements are translated into US$ from RMB at year-end exchange rates as to assets and liabilities and average exchange rates as to revenues and expenses. Capital accounts are translated at their historical exchange rates when the capital transactions occurred. The resulting translation adjustments are recorded as a component of shareholders’ equity included in other comprehensive income. Gains and losses from foreign currency transactions are included in profit or loss. There were no gains and losses from foreign currency transactions from the inception to December 31, 2021.

	Year ended December 31,
	2021	2020

RMB: US$ exchange rate	6.36	6.53

The balance sheet amounts, with the exception of equity, December 31, 2021 and December 31, 2020 were translated at 6.36 RMB and 6.53 RMB to $1.00, respectively. The equity accounts were stated at their historical rates. The average translation rates applied to statements of operations and comprehensive income accounts for the year ended December 31, 2021 and year ended December 31, 2020 were 6.44 RMB and 6.84 RMB to $1.00, respectively. Cash flows were also translated at average translation rates for the year and, therefore, amounts reported on the statement of cash flows would not necessarily agree with changes in the corresponding balances on the consolidated balance sheet. The transactions dominated in SGD are immaterial.

Foreign Currency

The Company’s principal country of operations is the PRC. The accompanying consolidated financial statements are presented in US$. The functional currency of the Company is US$, and the functional currency of the Company’s subsidiaries is RMB. The consolidated financial statements are translated into US$ from RMB at year-end exchange rates as to assets and liabilities and average exchange rates as to revenues and expenses. Capital accounts are translated at their historical exchange rates when the capital transactions occurred. The resulting translation adjustments are recorded as a component of shareholders’ equity included in other comprehensive income. Gains and losses from foreign currency transactions are included in profit or loss. There were no gains and losses from foreign currency transactions from the inception to December 31, 2021.

	Year ended December 31,
	2021	2020

RMB: US$ exchange rate	6.36	6.53

The balance sheet amounts, with the exception of equity, December 31, 2021 and December 31, 2020 were translated at 6.36 RMB and 6.53 RMB to $1.00, respectively. The equity accounts were stated at their historical rates. The average translation rates applied to statements of operations and comprehensive income accounts for the year ended December 31, 2021 and year ended December 31, 2020 were 6.44 RMB and 6.84 RMB to $1.00, respectively. Cash flows were also translated at average translation rates for the year and, therefore, amounts reported on the statement of cash flows would not necessarily agree with changes in the corresponding balances on the consolidated balance sheet. The transactions dominated in SGD are immaterial.

Intangible Asset

Intangible asset is software development cost of YCloud system incurred by the Company, it will be amortized on a straight line basis over the estimated useful life of 5 years.

Commitments and contingencies

On September 16, 2020 the Company entered into lease agreement for a new office space in Beijing. The term of the lease is for a (5) Five Years with first 4 months free on the 1st year of the term and 1st month free of each following years of the term. The monthly rent on the 1st year will be approximately of $63,000 with a 6% increase for each subsequent year. Total commitment for the full term of the lease will be $3,516,627.

Internal Use Software Development

We account for costs incurred to develop or purchase computer software for internal use in accordance with Accounting Standards Codification (“ASC”) 350-40 "Internal-Use Software" or ASC 350-50 "Website Costs". As required by ASC 350-40, we capitalize the costs incurred during the application development stage, which include costs to design the software configuration and interfaces, coding, installation, and testing.

Costs incurred during the preliminary project stage along with post-implementation stages of internal use computer software are expensed as incurred. Capitalized development costs are amortized on a straight-line basis over a period of five years. Costs incurred to maintain existing product offerings are expensed as incurred. The capitalization and ongoing assessment of recoverability of development costs requires considerable judgment by management with respect to certain external factors, including, but not limited to, technological and economic feasibility, and estimated economic life.

Leases

The Company has operating leases for corporate offices under a non-cancellable operating lease with expiration date. The leases have non-cancellable remaining terms of 3 years.

Income Tax

Income taxes are determined in accordance with the provisions of ASC Topic 740, “Income Taxes” (“ASC Topic 740”). Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax basis. Deferred tax assets and liabilities are measured using enacted income tax rates expected to apply to taxable income in the periods in which those temporary differences are expected to be recovered or settled. Any effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

ASC 740 prescribes a comprehensive model for how companies should recognize, measure, present, and disclose in their financial statements uncertain tax positions taken or expected to be taken on a tax return. Under ASC 740, tax positions must initially be recognized in the financial statements when it is more likely than not the position will be sustained upon examination by the tax authorities. Such tax positions must initially and subsequently be measured as the largest amount of tax benefit that has a greater than 50% likelihood of being realized upon ultimate settlement with the tax authority assuming full knowledge of the position and relevant facts.

The Company has a subsidiary in Singapore and PRC. The Company is subject to tax in Singapore and PRC jurisdictions. As a result of its future business activities, the Company will be required to file tax returns that are subject to examination by the Inland Revenue Authority of Singapore and Tax Department of PRC.

Leases

The Company has operating leases for corporate offices under a non-cancellable operating lease with expiration date. The leases have non-cancellable remaining terms of 3 years.

ASU 2016-02 requires that public companies use a secured incremental browning rate for the present value of lease payments when the rate implicit in the contract is not readily determinable. We determine a secured rate on a quarterly basis and update the weighted average discount rate accordingly. Lease terms and discount rate follow:

Lease cost	In USD
Operating lease cost (included in general and admin in company’s statement of operations)	$694,533

Other information
Cash paid for amounts included in the measurement of lease liabilities for the quarter ended 12/31/2021	719,272
Weighted average remaining lease term-operating leases (in years)	3.67
Average discount rate - operating leases	5%

The supplemental balance sheet information related to leases for the period is as follows:
Operating leases
Long -term right-of-use assets	2,328,950
Total right-of-use assets	$2,328,950

Short-term operating lease liabilities	596,098
Long-term operating lease liabilities	1,942,242
Total operating lease liabilities	$2,538,340

Maturities of the Company’s lease liabilities are as follows:

Year ending December 31,
2022	709,336
2023	753,074
2024	798,895
2025	526,944
Total lease payments	$2,788,249
Less: Imputed interest/present value discount	(249,909)
Present value of lease liabilities	$2,538,340

Profit Per Share

Basic net income per share of common stock attributable to common stockholders is calculated by dividing net income attributable to common stockholders by the weighted-average shares of common stock outstanding for the period. Potentially dilutive shares, which are based on the weighted-average shares of common stock underlying outstanding stock-based awards, warrants, options, or convertible debt using the treasury stock method or the if-converted method, as applicable, are included when calculating diluted net income per share of common stock attributable to common stockholders when their effect is dilutive.

Potential dilutive securities are excluded from the calculation of diluted EPS in loss periods as their effect would be anti-dilutive.

As of December 31, 2021 and 2020, there were no potentially dilutive shares.

	2021	2020
Statement of Operations Summary Information:
Net Profit	$5,175,675	$2,675,037
Weighted-average common shares outstanding - basic and diluted	305,451,498	304,166,073
Net profit per share, basic and diluted	$0.02	$0.01

Capital Structure

The Company currently has unlimited authorized shares of $0.00 par value common stock, with 305,451,498 shares issued and outstanding as of December 31, 2021 and 2020.

Earnings per share

Basic net income per share of common stock attributable to common stockholders is calculated by dividing net income attributable to common stockholders by the weighted-average shares of common stock outstanding for the period. Potentially dilutive shares, which are based on the weighted-average shares of common stock underlying outstanding stock-based awards, warrants, options, or convertible debt using the treasury stock method or the if-converted method, as applicable, are included when calculating diluted net income per share of common stock attributable to common stockholders when their effect is dilutive.

Potential dilutive securities are excluded from the calculation of diluted EPS in loss periods as their effect would be anti-dilutive.

As of December 31, 2021 and 2020, there were no potentially dilutive shares.

	2021	2020
Statement of Operations Summary Information:
Net Profit	$5,175,675	$2,675,037
Weighted-average common shares outstanding - basic and diluted	305,451,498	304,166,073
Net profit per share, basic and diluted	$0.02	$0.01

Commitments And Contingencies

On September 16, 2020 the Company entered into lease agreement for a new office space in Beijing. The term of the lease is for a (5) Five Years with first 4 months free on the 1st year of the term and 1st month free of each following years of the term. The monthly rent on the 1st year will be approximately of $63,000 with a 6% increase for each subsequent year. Total commitment for the full term of the lease will be $3,516,627.

Internal Use Software Development

We account for costs incurred to develop or purchase computer software for internal use in accordance with Accounting Standards Codification (“ASC”) 350-40 "Internal-Use Software" or ASC 350-50 "Website Costs". As required by ASC 350-40, we capitalize the costs incurred during the application development stage, which include costs to design the software configuration and interfaces, coding, installation, and testing.

Costs incurred during the preliminary project stage along with post-implementation stages of internal use computer software are expensed as incurred. Capitalized development costs are amortized on a straight-line basis over a period of five years. Costs incurred to maintain existing product offerings are expensed as incurred. The capitalization and ongoing assessment of recoverability of development costs requires considerable judgment by management with respect to certain external factors, including, but not limited to, technological and economic feasibility, and estimated economic life.

Leases

The Company has operating leases for corporate offices under a non-cancellable operating lease with expiration date. The leases have non-cancellable remaining terms of 3 years.

Concentration Of Credit Risk, Significant Customers

The Company’s financial instruments that are exposed to concentrations of credit risk consist primarily of accounts receivable. The Company does not require collateral for accounts receivables. The Company maintains an allowance for its doubtful accounts receivable due to estimated credit losses. The Company records the allowance against bad debt expense through the consolidated statements of operations, included in general and administrative expense, up to the amount of revenues recognized to date. Receivables are written off and charged against the recorded allowance when the Company has exhausted collection efforts without success. As of December 31, 2021 and 2020, account receivables from third parties are amounted to $5,627,463 (2020: $2,609,520) and account receivables from related parties are amounted to $3,603,402 (2020: $nil).

As of December 31, 2021, the total account receivables from two main customers are amounted to $9,230,865, which consists of amount due from third party customer of $5,627,463 and amount due from related party customer of $3,603,402.

Internal Used Software Development

We account for costs incurred to develop or purchase computer software for internal use in accordance with Accounting Standards Codification (“ASC”) 350-40 "Internal-Use Software" or ASC 350-50 "Website Costs". As required by ASC 350-40, we capitalize the costs incurred during the application development stage, which include costs to design the software configuration and interfaces, coding, installation, and testing.

Costs incurred during the preliminary project stage along with post-implementation stages of internal use computer software are expensed as incurred. Capitalized development costs are amortized on a straight-line basis over a period of five years. Costs incurred to maintain existing product offerings are expensed as incurred. The capitalization and ongoing assessment of recoverability of development costs requires considerable judgment by management with respect to certain external factors, including, but not limited to, technological and economic feasibility, and estimated economic life.